Document and Entity Information	Jul. 31, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002049595
Document Type	8-K
Document Period End Date	Jul. 31, 2025
Entity Registrant Name	BlackRock Monticello Debt Real Estate Investment Trust
Entity Incorporation State Country Code	MD
Entity File Number	000-56720
Entity Tax Identification Number	33-6595754
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	810-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false